Property, Plant And Equipment And Energy Infrastructure Assets - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Energy infrastructure assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in profit or loss, rental equipment	$ 1.2	$ 0.5
Earnings Or Loss [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impact of the reclassification on property, plant and equipment depreciation	98.8	65.9
Cost Of Goods Sold [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impact of the reclassification on property, plant and equipment depreciation	94.7	64.6
Selling And Administrative Expenses [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impact of the reclassification on property, plant and equipment depreciation	$ 4.1	$ 1.3